                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811 02995

Exact name of registrant as specified in charter: NRM Investment Company

Address of principal executive offices: NRM Investment Company, Rosemont Business Campus, Suite 112, Building 3 - 919 Conestoga Road, Rosemont, Pennsylvania 19010

Name and address of agent for service: John H. McCoy, President, NRM Investment Company, Rosemont Business Campus, Suite 112, Building 3 - 919 Conestoga Road, Rosemont, Pennsylvania 19010

Registrant's Telephone Number: (610) 527-7009

Date of fiscal year end:  August 31, 2004

Date of Reporting Period: Semi-annual period ending February 28, 2006.

ITEM 1 - REPORTS TO STOCKHOLDERS
---------------------------------

A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act is attached hereto.

ITEMS 2 - 5
-----------

The within N-CSR is a semi-annual report and accordingly the information required by these items are not required at this time.

ITEM 6 - SCHEDULE OF INVESTMENTS
--------------------------------

The information is included as part of the report to shareholders filed under
Item 1 of this report and attached hereto.

ITEMS 7, 8 - PROXY VOTING POLICIES AND PURCHASES OF EQUITY SECURITIES:
             ---------------------------------------------------------

The information requested is not applicable to this open-end company.

ITEM 9 - SUBMISSION OF MATTER TO A VOTE OF SECURITY HOLDERS
-----------------------------------------------------------

None.

ITEM - 10 CONTROLS AND PROCEDURES
---------------------------------

The Fund operates through its five-member board of directors sitting as an executive committee of the whole; the board members receive only nominal director's fees. The Fund has no employees other than its officers none of whom receives compensation in such role. (The Assistant Secretary to the Fund is its counsel who receives compensation only for legal work, not in his role as a Fund officer.) The Fund engages independent contractors to provide investment, financial and custodial services. The Fund's principal executive and financial officer is its major shareholder and one of the five directors. In his view the following controls and procedures are effective to comply with the Regulations under the Investment Company Act.

PORTFOLIO PROCEDURES

1. The Investment Advisor has discretion in investing the Fund's portfolio but only within the guidelines established by the Board of Directors, and those authorized to execute investment transactions act only on direction by the Board or Advisor.

2. Any significant inflows or outflows of cash will be brought to the President's attention to confirm that a related purchase or sale of securities or other disbursement was authorized by him.

INVESTMENT CUSTODY AND SHAREHOLDER SERVICES

1. All transactions with shareholders and the custody of the Fund's Securities is performed by an independent corporate custodian. Any changes to these functions must be authorized by the Board of Directors.

ACCOUNTING AND REPORTING

1. The recording, summarizing and reporting of all financial data will be performed by a CPA who is independent of the buying and selling of securities as well as the disbursement of the Fund's cash and transfer of the Fund's assets.

2. Upon discovery, the CPA will bring any unusual transaction directly to the President and/or Board's attention.

3. The CPA will provide directly to the Board of Directors a Statement of Net Assets and a Statement of Operations in accordance with generally accepted accounting principles within ten business days of each month end.

                                 CERTIFICATIONS

I, John H. McCoy, President and Treasurer of the Fund (the Company's principal executive and financial officer) certify that:

1. I have reviewed this report on Form N-CSR of NRM Investment Company;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: 5/1/06
     --------

/s/ John H. McCoy
--------------------------------------
John H. McCoy, President and Treasurer

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: NRM Investment Company

By: /s/ John H. McCoy
    --------------------------------------
    John H. McCoy, President and Treasurer

Date: 5/1/06
     --------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John H. McCoy
    --------------------------------------
    John H. McCoy, President and Treasurer

Date: 5/1/06
     --------


By: /s/ Edward Fackenthal
    --------------------------------------------------
    Edward Fackenthal, Counsel and Assistant Secretary

Date: 5/1/06
     --------

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------
                             NRM INVESTMENT COMPANY

                        SEMI-ANNUAL FINANCIAL STATEMENTS


                                FEBRUARY 28, 2006

TABLE OF CONTENTS
                                                                 PAGE NO.

FINANCIAL STATEMENTS:

     Statement of Assets and Liabilities                            1
     Schedule of Investments                                      2-5
     Statement of Operations                                        6
     Statements of Changes in Net Assets                            7
     Financial Highlights                                           8
     Notes to Financial Statements                               9-11

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
                                                               UNAUDITED
                                                              FEBRUARY 28,
                                                                  2006
                                                              ------------
ASSETS

     Investments at fair value (cost $13,522,988)             $  13,720,027
     Cash                                                           400,000
     Receivable from sale of securities                              68,000
     Interest and dividends receivable                              156,141
     Prepaid expenses                                                 6,106
                                                              -------------

         TOTAL ASSETS                                            14,350,274
                                                              -------------

LIABILITIES

      Dividends payable                                             102,478
      Accrued expenses and other liabilities                        162,167
                                                              -------------


         TOTAL LIABILITIES                                          264,645
                                                              -------------

         NET ASSETS, APPLICABLE TO 3,608,386 OUTSTANDING
              SHARES, EQUIVALENT TO $3.90 A SHARE             $  14,085,629
                                                              =============


See notes to financial statements.
--------------------------------------------------------------------------------
                                        1

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

                          FEBRUARY 28, 2006 - UNAUDITED
                                                                                      PRINCIPAL
                                                                                        AMOUNT               FAIR
                          MUNICIPAL BONDS - 89.6%                                     OR SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS - 24.8%
     Pennsylvania State, Fourth Series, 5.00%, due 7/1/08                               500,000          $  516,715
     Philadelphia, Pennsylvania School District, 5.00%, due 4/1/10                      200,000             211,536
     Pennsylvania State, 5.125%, due 9/15/10, callable 3/15/07 (AMBAC)                  265,000             273,493
     Bucks County, Pennsylvania, 5.00%, due 6/15/11, callable 6/15/09 at 100            100,000             104,736
     Pittsburgh, Pennsylvania, 5.00%, due 9/1/12, callable 3/1/12 at 100
         (AMBAC)                                                                        250,000             264,573
     Abington Heights School District, Lackawana County, Pennsylvania,
         4.25%, due 2/15/13, callable 2/15/08 (FSA)                                     200,000             201,972
     Berks County Pennsylvania, 5.00%, due 11/15/14, callable 11/15/08 at
         100 (AMBAC)                                                                    100,000             103,254
     Philadelphia, Pennsylvania School District, 5.625%, due 8/1/15,
         callable 8/1/12 at 100 (FGIC)                                                  300,000             333,405
     Philadelphia Pennsylvania School District, 5.25%, due 4/1/16, callable
         4/1/09 at 100 (MBIA)                                                           100,000             105,240
     Wilson  Pennsylvania School District, 5.375%, due 5/15/16, callable
         5/15/12 (FSA)                                                                  425,000             463,849
     Licking County, Ohio Joint Vocational School District, 5.50%, due
         12/1/16, callable 12/1/12 at 100 (MBIA)                                        170,000             185,575
     Pittsburgh, Pennsylvania, 5.50%, due 9/1/17,  at 100 (FSA)                         250,000             286,520
     Fairfax County, Virginia, 5.50%, due 12/1/17, callable 12/1/07
         at 102                                                                         135,000             142,371
     Bucks County, Pennsylvania School District, 5.250%, due 12/1/17,
         callable 4/1/07 at 100                                                         200,000             206,308
                                                                                                        -----------
         TOTAL GENERAL OBLIGATION BONDS                                                                   3,399,547
                                                                                                        -----------
HOUSING FINANCE AGENCY BONDS -3.2%
     Odessa, Texas Housing Finance Corporation, Home Mortgage Revenue
         Refunding, 8.45%, due 11/1/11, callable 11/1/05 at 103                          34,136              35,017
     California Housing Finance Agency, Home Mortgage, 10.25%, due 2/1/14,
         callable 2/1/99 at 100                                                          45,000              46,648
     Nevada Housing Division, Single-Family Mortgage, 7.35%, due 10/1/15                  5,000               5,001


See notes to financial statements.
--------------------------------------------------------------------------------
                                        2

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)

                          FEBRUARY 28, 2006 - UNAUDITED
                                                                                      PRINCIPAL
                                                                                        AMOUNT               FAIR
                      MUNICIPAL BONDS - 89.6% (CONTINUED)                             OR SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
HOUSING FINANCE AGENCY BONDS - 3.2% (CONTINUED)
     Alabama Housing Finance Authority, Single-Family Mortgage, 6.00%, due
         10/1/16, callable 4/1/06 at 102                                                120,000         $   122,520
     Minnesota State Housing Finance Agency, Single-Family Mortgage, 5.95%,
         due 1/1/17, callable 1/1/07 at 101.50                                           70,000              71,564
     Hawaii State Housing Finance and Development Corporation, Single-Family
         Mortgage, 5.45%, due 7/1/17 callable 7/1/07 at 102,
         callable 7/1/09 at 100                                                          50,000              51,398
     Utah State Housing Finance Agency, Single-Family Mortgage, 6.30%, due
         1/1/18                                                                          10,000              10,034
     Florida Housing Finance Corp., 5.25%, due 12/1/18, callable 12/1/08 at
         102, 12/1/10 at 100                                                            100,000             103,208
                                                                                                        -----------

         TOTAL HOUSING FINANCE AGENCY BONDS                                                                 445,390
                                                                                                        -----------

HOSPITAL REVENUE BONDS - .9%
     Kalamazoo Michigan Hospital Finance Authority, Bronson Methodist,
         5.75%, due 5/15/16 callable 5/15/06 at 102 (MBIA)                              125,000             128,104
                                                                                                        -----------

         TOTAL HOSPITAL REVENUE BONDS                                                                       128,104
                                                                                                        -----------
OTHER REVENUE BONDS - 60.7%
     Radnor Township Pennsylvania School District, 5.75%, due 3/15/19,                  500,000             511,980
         pre-refunded 3/15/07
     Parkland Pennsylvania School District, 5.00%, due 9/1/07 (FGIC)                    170,000             191,029
     Grand Rapids, Michigan Downtown Development Authority, 6.60%, due
         6/1/08, callable 6/1/06 at 100                                                 365,000             368,051
     Montgomery County Pennsylvania Industrial Development Authority, 5.00%,
         due 11/1/10                                                                    500,000             530,430
     Allegheny County Pennsylvania Industrial Development Authority, 5.00%,
         due 11/1/11 (MBIA)                                                             100,000             107,088
     Pennsylvania State Higher Educational Facilities Authority, (Messiah
         College), 5.50%, due 5/1/11                                                    500,000             530,740
     Pennsylvania State Higher Educational Facilities Authority, 5.25%, due
         1/1/12, callable 7/1/08 at 100 (MBIA)                                          175,000             181,661
     Philadelphia Pennsylvania Gas Works, 18th Series, 5.00%, due 8/1/11
         (CIFG)                                                                         430,000             456,737

See notes to financial statements.
--------------------------------------------------------------------------------

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)


                          FEBRUARY 28, 2006 - UNAUDITED
                                                                                      PRINCIPAL
                                                                                        AMOUNT               FAIR
                      MUNICIPAL BONDS - 89.6% (CONTINUED)                             OR SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
OTHER REVENUE BONDS - 60.7%
     Pennsylvania State Higher Educational Facilities Authority, 5.375%,
         due 7/1/12, callable 7/1/09 at 100 (AMBAC)                                     100,000          $  105,418
     Pennsylvania Infrastructure Investment Authority, 5.00%, due 9/1/12                500,000             537,820
     Jackson Mississippi Redevelopment Authority, Jackson Street Area
         Project, 5.70%, due 4/1/13, callable 10/1/05 at 100 (MBIA)                     100,000             100,144
     Harrisburg Pennsylvania Recovery Facilities, 5.00%, due 9/1/13,
         callable 9/1/08 at 101 (FSA)                                                   100,000             104,666
     Rock Hill South Carolina Utility System, 5.125%, due 1/1/14, callable
         1/1/10 at 101 (FSA)                                                            125,000             132,338
     Philadelphia Pennsylvania Wastewater, 5.25%, due 11/1/14, callable
         11/1/12 at 100 (FGIC)                                                          250,000             272,372
     Philadelphia Pennsylvania Water, 5.00%, due 7/1/14                                 250,000             271,977
     Pennsylvania State Turnpike Commission, 5.25%, due 12/1/14, callable
         12/1/08 at 101 (AMBAC)                                                         230,000             241,506
     Pennsylvania State Turnpike Commission, 5.25%, due 12/1/15, callable
         12/1/08 at 101 (AMBAC)                                                         200,000             209,485
     Rochester Minnesota Independent School District No. 535, 5.75%, due
         2/1/16, callable 2/1/10 at 100                                                 100,000             107,662
     Allegheny County PA Higher Educational Building Authority, 5.00%, due
         6/15/16, callable 6/15/12 at 100 (AMBAC)                                       150,000             170,240
     Ohio State Mental Health Capital Facilities, 5.50%, due 6/1/16,
         callable 6/1/11 at 100 (MBIA)                                                  250,000             269,338
     Pennsylvania State Higher Educational Facilities Authority, 5.00%, due
         6/15/16, callable 6/15/12 at 100 (AMBAC)                                       100,000             106,301
     Philadelphia Pennsylvania Gas Works, Forth Series,  5.25%, due 8/1/16,
         callable 8/1/13                                                                250,000             271,365
     Philadelphia Pennsylvania Industrial Development Lease Revenue, 5.40%,
         due 2/15/17, callable 2/15/07 at 102 (MBIA)                                    100,000             103,760
     Delaware River Joint Toll Bridge Authority, 5.25%, due 7/1/17,
         callable 7/1/13                                                                500,000             539,330
     Delaware River Port Authority PA & NJ, 5.75% due 1/1/18, callable
         1/1/10 at 100 (FSA)                                                            100,000             107,730
     Las Vegas Nevada Convention and Visitors Authority, 5.75%,
         due 7/1/18, callable 7/1/09 at 101 (AMBAC)                                     100,000             108,027
     Pennsylvania State Turnpike, Registration Fee Revenue, 5.375%, due
         7/15/18, callable 7/15/11 at 101 (AMBAC)                                       100,000             109,516
     Red River Texas Education Finance Corporation, St. Marks School,
         6.00%, due 8/15/17, callable 2/15/10 at 100                                    300,000             323,991
     Red River Texas Education Finance Corporation, St. Marks School,
         6.00%, due 8/15/18, callable 2/15/10 at 100                                    150,000             161,198


See notes to financial statements.
--------------------------------------------------------------------------------
                                        4

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)

                          FEBRUARY 28, 2006 - UNAUDITED
                                                                                      PRINCIPAL
                                                                                        AMOUNT               FAIR
                      MUNICIPAL BONDS - 89.6% (CONTINUED)                             OR SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
OTHER REVENUE BONDS - 60.7% (CONTINUED)

     Michigan Municipal Bond Authority, LOC Government Loans, 6.125%, due
         12/1/18, callable 12/1/04 at 102, callable 12/1/06 at 100 (FGIC)               100,000         $   101,142
     Kennett Pennsylvania Consolidated School District, 5.25%, due 2/15/19,
         callable 2/15/13 (FGIC)                                                        500,000             542,645
     Placer County California Water Agency, Certificates of Participation,
         5.50%, due 7/1/19, callable 7/1/09 at 101 (AMBAC)                              320,000             344,240
     Brevard County Florida School Board Certificates, 5.50%, due 7/1/21,
         callable 7/1/06 at 102 (AMBAC)                                                 100,000             102,699
                                                                                                        -----------

         TOTAL OTHER REVENUE BONDS                                                                        8,322,626
                                                                                                        -----------

         TOTAL MUNICIPAL BONDS (COST $12,195,503)                                                        12,295,667
                                                                                                        -----------



OTHER SECURITIES -8.0%
       UBS AG  Enhanced Appreciation Securities, due 3/31/06                            250,000             286,875
       UBS AG  Enhanced Appreciation Securities, due 6/30/06                            750,000             810,000
                                                                                                        -----------

         TOTAL OTHER SECURITIES (COST $1,000,000)                                                         1,096,875
                                                                                                        -----------

SHORT-TERM INVESTMENTS - AT COST APPROXIMATING FAIR VALUE - 2.4%, FEDERATED
     PENNSYLVANIA  MUNICIPAL CASH TRUST #8 -(COST $327,485)                             327,485             327,485
                                                                                                        -----------

         TOTAL INVESTMENTS - 100% (COST $13,522,988)                                                    $13,720,027
                                                                                                        ===========


See notes to financial statements.
--------------------------------------------------------------------------------
                                        5

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                                                      UNAUDITED
                                                                                                   SIX-MONTH PERIOD
                                                                                                  ENDED FEBRUARY 28,
                                                                                                         2006
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                                   $       238,575
                                                                                                    ---------------

EXPENSES
     Investment advisory fees                                                                                 7,696
     Custodian fees                                                                                           5,250
     Transfer and dividend disbursing agent fees                                                                950
     Legal and professional fees                                                                             25,367
     Directors' fees                                                                                          6,200
     Insurance                                                                                                  750
     Capital stock tax                                                                                        2,250
     Miscellaneous                                                                                            4,233
                                                                                                    ---------------

         TOTAL EXPENSES                                                                                      52,696
                                                                                                    ---------------

         NET INVESTMENT INCOME                                                                              185,879
                                                                                                    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized( loss) from investment transactions                                                        (1,618)
     Net unrealized appreciation of investments                                                              13,405
                                                                                                    ---------------

         NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                                     11,787
                                                                                                    ---------------

         NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                       $       197,666
                                                                                                    ===============

See notes to financial statements.
--------------------------------------------------------------------------------
                                        6

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                            UNAUDITED
                                                                                        PERIOD/ YEAR ENDED
                                                                                FEBRUARY 28,
                                                                                    2006            AUGUST 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income                                                       $     185,879        $     274,356
     Net realized gain (loss) from investment transactions                              (1,618)             518,298
     Net unrealized appreciation (depreciation) of investments                          13,405             (133,043)
                                                                                 -------------        -------------

         NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          197,666              659,611

DISTRIBUTIONS TO SHAREHOLDERS                                                         (184,767)            (781,880)

CAPITAL SHARE TRANSACTIONS                                                          (1,324,342)             (59,678)
                                                                                 -------------        -------------

         TOTAL (DECREASE) IN NET ASSETS                                             (1,311,443)            (181,947)

NET ASSETS - BEGINNING OF YEAR                                                      15,397,072           15,579,019
                                                                                 -------------        -------------

NET ASSETS - END OF PERIOD/YEAR                                                  $  14,085,629        $  15,397,072
                                                                                 =============        =============




See notes to financial statements.
--------------------------------------------------------------------------------
                                        7

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                            AUGUST 31,
UNAUDITED                                             FEBRUARY 28,   --------------------------------------------------------------
                                                         2006         2005         2004        2003           2002          2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT
     THE INDICATED YEAR)

     Net asset value, beginning of year                $3.900        $3.931        $3.834     $3.842         $3.837         $3.794


     Net investment income                               .051          .070          .119       .146           .163           .199

     Net realized and unrealized gain (loss) on
         investments                                     .003          .097          .096       .006           .006           .054
                                                    -------------------------------------------------------------------------------

         TOTAL FROM INVESTMENT OPERATIONS                .054          .167          .215       .152           .169           .253
                                                    -------------------------------------------------------------------------------

     Less distributions:
         Dividends from capital gains                       -         (.130)        (.009)         -              -              -
         Dividends from net tax-exempt income           (.045)        (.061)        (.103)     (.146)         (.163)         (.199)
         Dividends from net taxable income              (.005)        (.007)        (.006)         -              -              -
         Distribution in excess of net investment
           income                                           -             -             -      (.014)         (.001)         (.011)
                                                    -------------------------------------------------------------------------------

         TOTAL DISTRIBUTIONS                            (.050)        (.198)        (.118)     (.160)         (.164)         (.210)
                                                    -------------------------------------------------------------------------------

         NET ASSET VALUE, END OF PERIOD/YEAR           $3.904        $3.900        $3.931     $3.834         $3.842         $3.837
                                                    ===============================================================================


TOTAL RETURN                                             1.40%         3.76%         5.59%      3.96%          4.40%          6.70%


RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year (in thousands)            14,086       $15,397        $15,579   $15,198        $15,285        $15,322

     Ratio of expenses to average net assets              .36%         1.23%           .67%     1.07%          1.43%           .95%


     Ratio of net investment income to average net
         assets                                          1.26%         1.75%          3.04%     3.78%          4.24%          4.93%

     Portfolio turnover rate                            41.21%        56.38%         47.45%    37.90%         16.82%         14.21%




See notes to financial statements.
--------------------------------------------------------------------------------
                                        8

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS



NOTE 1 - NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES

              NATURE OF BUSINESS

                  NRM Investment Company (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

              VALUATION OF INVESTMENTS

                  Investments in securities (other than debt securities maturing in 60 days or less) traded in the over-the-counter market, and listed securities for which no sale was reported on the last business day of the period, are valued based on prices furnished by a pricing service. This service determines the valuations using a matrix pricing system based on common bond features such as coupon rate, quality and expected maturity dates. Securities for which market quotations are not readily available are valued by the Investment Advisor under the supervision and responsibility of the Fund's Board of Directors. Investments in securities that are traded on a national securities exchange are valued at the closing prices. Short-term investments are valued at amortized cost, which approximates fair value.

              INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME

                  Investment transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on the basis of identified cost for both financial and federal income tax purposes. Interest income is recorded on the accrual basis for both financial and income tax reporting. In computing investment income, the Fund amortizes premiums over the life of the security, unless said premium is in excess of any call price, in which case the excess is amortized to the earliest call date. Discounts are accreted over the life of the security.

              TRANSACTIONS WITH SHAREHOLDERS

                  Fund shares are sold and redeemed at the net asset value. Transactions of these shares are recorded on the trade date. Dividends and distributions are recorded by the Fund on the ex-dividend date.

              FEDERAL INCOME TAXES

                  It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its net investment income and realized net gain from investment transactions to its shareholders and, accordingly, no provision has been made for federal income taxes.

              ESTIMATES

                  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


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                                        9

NOTE 2 - INVESTMENT ADVISOR AND MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

              The Fund has an investment advisory agreement which provides that the Fund will pay to the investment advisor, as compensation for services provided and expenses assumed, a fee. The annual flat rate was $10,000 through December 31, 2005 and subsequently thereto was increased to an annual rate of .30% of the fund's net asset value.
         The chief executive officer of the investment advisor is on the Board of Directors of the Fund.


NOTE 3 - COST, PURCHASES AND SALES OF INVESTMENT SECURITIES

              Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, aggregated $5,628,667 and $7,639,114, respectively, during the period ended February 28, 2006.

              At February 28, 2006, the cost of investment securities owned is the same for financial reporting and federal income tax purposes. Net unrealized appreciation of investment securities is $197,039 (aggregate gross unrealized appreciation of $237,121,less aggregate unrealized depreciation of $40,082).



NOTE 4 - DIVIDENDS PAYABLE

              On December 15, 2005 the Board of Directors declared a quarterly dividend of $.0284 per share to shareholders of record as of February 22, 2006, payable March 1, 2006.

NOTE 5 - ENVIRONMENTAL LIABILITY

              The Fund has been identified as a potentially responsible party ("PRP") by the Environmental Protection Agency ("EPA") in remedial activities related to an environmental matter.

              The claim is divided into two parts: the first relates to groundwater contamination (OU-1), and the second relates to drummed waste and soil cleanup (OU-2). In addition, there are past costs incurred by the EPA.

              The Fund has joined a group (OU-1 Group) of defendants to share the costs of the OU-1 matter and has declined to join a group (OU-2 Group) to share the costs of the OU-2 matter as the Fund believes its linkage to this portion of the claim to be weak.

              The Fund has accrued $150,000 at February 28, 2006 as its estimate of the remaining commitment to the OU-1 Group. The Fund's share of the costs is subject to reallocation after all available evidence is analyzed.


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                                        10

              The OU-2 Group has begun a cost recovery suit against the Fund and others for the OU-1 and OU-2 work as well as past EPA costs. The total amount asserted for both the OU-1 and OU-2 matters is $3,000,000 and for the past EPA costs is $7,000,000. Of the amounts the Fund has already paid or will pay because of its OU-1 contract commitment, it will seek contribution or reimbursement from the other defendants. The Fund believes there is little evidence to link it to the OU-2 matter but the OU-2 Group will assert otherwise. Ultimately there will be an allocation of responsibility under court supervision which will ultimately resolve contracted and contributed claim costs. However, the outcome to the Fund is clearly uncertain and cannot be measured. The ultimate outcome may have a material adverse effect on the Fund's financial position or results of operations.

NOTE 6 - TRANSACTIONS IN CAPITAL STOCK AND COMPONENTS OF NET ASSETS

              Transactions in fund shares were as follows:

                                                              PERIOD/YEAR ENDED
                                            ------------------------------------------------------
                                               FEBRUARY 28, 2006              AUGUST 31, 2005
                                            -----------------------       ------------------------
                                              SHARES       AMOUNT           SHARES         AMOUNT
                                            -----------  ----------       ----------    ----------
Shares issued in reinvestment of
     dividends                                     5            $22             20             $80
Shares redeemed                              340,065     (1,324,364)        15,015         (59,758)
                                            --------    -----------        -------        --------

         NET DECREASE                       (340,060)   $(1,324,342)       (14,995)       $(59,678)
                                            ========    ===========        =======        ========

              The components of net assets at February28, 2006 and August 31,
2005 are as follows:
                                                                FEBRUARY 28,          AUGUST 31,
                                                                   2006                 2005
                                                               -------------         -----------
Capital shares, par value $.01 per share, 3,608,386 shares
     and 3,948,446 shares issued and outstanding at February
     28, 2006 and August 31, 2005 (10,000,000 full and
     fractional shares
     authorized); and capital paid-in                           $13,999,485          $15,323,827
Accumulated net realized loss on investment
     transactions                                                    (1,618)                   -
Unrealized appreciation of investments                              197,039              183,633
Overdistributed net investment income                              (109,277)            (110,388)
                                                                -----------          -----------

       NET ASSETS                                               $14,085,629          $15,397,072
                                                                ===========          ===========


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